Income tax - Reconciliation of federal income tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit calculated at federal income tax rate					$ (7,195)	$ (5,617)	$ (2,594)
Change in valuation allowance					11,707	6,871	2,986
State tax benefit					(2,473)	(1,261)	(965)
Federal benefit on state tax					520	265	203
Change in state tax rate					(1,746)	108	0
Permanent differences, net					(57)	(56)	370
Other, net					87	77	0
Income tax expense	$ 211	$ 241	$ 336	$ 416	$ 843	$ 387	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit calculated at federal income tax rate (as a percent)					21.00%	21.00%	21.00%
Change in valuation allowance (as a percent)					(34.20%)	(25.70%)	(24.00%)
State tax benefit (as a percent)					7.10%	4.70%	8.00%
Federal benefit on state tax (as a percent)					(1.50%)	(1.00%)	(2.00%)
Change in state tax rate (as a percent)					5.10%	(0.40%)	0.00%
Permanent differences (as a percent)					0.20%	0.20%	(3.00%)
Other, net (as a percent)					(0.20%)	(0.30%)	0.00%
Income tax expense (as a percent)			(1.00%)	(1.00%)	(2.50%)	(1.50%)	0.00%